GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Salaries and benefits	$ 1,506	$ 1,892
Office and miscellaneous	1,399	647
Professional fees	1,378	402
Management and consulting fees	436	451
Investor relations	245	227
Travel and promotion	170	70
Directors fees	187	182
Regulatory and compliance fees	164	170
Depreciation	135	140
General and administrative expenses	$ 5,620	$ 5,156